INCOME TAX (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
DUE TO RELATED PARTIES (Tables)
Net operating losses carry forward	$ 207,227	$ 57,798
Valuation allowance	(207,227)	(57,798)
Deferred tax assets, net	$ 0	$ 0